Business combinations, Paragon Transaction, Paragon pro forma information (unaudited) (Details) - USD ($) $ in Millions		9 Months Ended	12 Months Ended
	Mar. 29, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Revenue					$ 192.1
Net income (loss)					(297.5)
Loss before income taxes			$ (301.4)	$ (287.9)	(188.4)
Bargain gain			$ 0.0	$ 0.0	$ 38.1
Paragon Offshore Limited
Business Acquisition [Line Items]
Revenue contribution		$ 116.3
Loss before income taxes		(42.7)
Bargain gain	$ 38.1	$ 38.1